Related party disclosures - Directors’ Interests In An Employee Share Incentive Plan (Details)							12 Months Ended
	Jul. 03, 2017 USD ($)	Jun. 30, 2017 shares	Jun. 29, 2016 USD ($)	Jun. 28, 2016 shares	Jun. 29, 2015 USD ($) shares	Jun. 26, 2014 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of transactions between related parties [line items]
Share-based payment expense | $							$ 1,043,000	$ 490,000	$ 380,000
Warrants | Board of Directors
Disclosure of transactions between related parties [line items]
Exercise price (usd per share) | $	$ 3.31		$ 1.86		$ 1.59
Subscription price (eur per share) | €										€ 0.01
Share-based payment expense | $							$ 89,000	$ 35,000	$ 48,000
Warrants | Mr. de Pesquidoux
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)		30,000		20,000	10,000
Warrants | Mr. Delfassy
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)					10,000	10,000
Warrants | Mr. Patterson
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)					10,000	10,000
Warrants | Mr. Pitteloud
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				20,000	10,000	10,000
Warrants | Mr. Sharma
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				20,000	10,000	10,000
Warrants | Mr. Slonimsky
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				20,000	10,000	10,000
Warrants | Mr. Maitre
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				20,000	10,000
Warrants | Mr. Nottenburg
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares)				40,000